Condensed Consolidated Interim Statement of Financial Position (Unaudited) - CHF (SFr)	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Property and equipment	SFr 19,851	SFr 33,895
Intangible assets	5,157,871	3,535,240
Derivative financial instruments	222,068	226,865
Other non-current financial assets	16,001	16,001
Total non-current assets	5,415,791	3,812,001
Current assets
Other receivables	301,304	320,374
Prepayments	224,428	351,283
Cash and cash equivalents	5,791,929	5,393,207
Total current assets	6,317,661	6,064,864
Total assets	11,733,452	9,876,865
Equity
Share capital	1,306,892	710,336
Share premium	157,395,055	149,286,723
Foreign currency translation reserve	(37,345)	(44,011)
Accumulated deficit	(149,712,564)	(146,303,398)
Total shareholders' equity attributable to owners of the Company	8,952,038	3,649,650
Non-current liabilities
Derivative financial instruments	139,287	675,328
Employee benefits	779,686	648,287
Deferred tax liabilities	79,592	340,986
Total non-current liabilities	998,565	1,664,601
Current liabilities
Loan		1,435,400
Trade and other payables	837,283	1,836,335
Accrued expenses	945,566	1,290,879
Total current liabilities	1,782,849	4,562,614
Total liabilities	2,781,414	6,227,215
Total equity and liabilities	SFr 11,733,452	SFr 9,876,865